S000015514 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended	216 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA U.S. All Capital Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.61%	2.57%	4.17%	4.51%
Preferred Securities and Income Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.05%	2.44%	4.64%	4.81%
Lipper Flexible Income Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	9.19%	2.76%	3.87%	3.83%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	1.25%	(0.33%)	0.90%	1.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	1.88%		3.96%
Performance Inception Date						Dec. 19, 2006
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.66%	0.56%		2.47%
Performance Inception Date						Dec. 19, 2006
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.27%	1.30%		2.78%
Performance Inception Date						Dec. 19, 2006
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	2.11%		3.84%
Performance Inception Date						Dec. 19, 2006
Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.61%	3.13%		4.72%
Performance Inception Date						Dec. 19, 2006
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		9.75%	3.21%	4.82%
Performance Inception Date				Jun. 30, 2016

[1]
An index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market.

[2]	The index is comprised of a 60% weighting in the ICE BofA U.S. All Capital Securities Index and a 40% weighting in the ICE BofA USD Contingent Capital Index.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Flexible Income Funds Classification.
[4]
An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).